Income Taxes (Tables)	9 Months Ended
Sep. 30, 2016
Income Taxes (Tables):
Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets are comprised of the following:

	2015	2014
Deferred tax assets
NOL carryover	$2,382,020	$1,723,014
Impairments	33,931	33,931
Warrants	498,575	498,575
Valuation allowance	(2,914,526)	(2,255,520)
Net deferred tax asset	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of the provision for income taxes computed at the U.S. federal statutory tax rate (34%) to the Company’s effective tax rate for the period ended December 31, 2015 and 2014 is as follows:

	2015	2014
Book Loss	$576,736	$1,059,467
State Taxes	82,270	151,130
Deductible differences	-	-
Change in valuation allowance	(659,006)	(1,210,597)

Provision for Income Taxes	$-	$-